SUBSEQUENT EVENTS (Narrative) (Details) ¥ in Billions	Jul. 03, 2023 USD ($) shares	Jul. 01, 2023 USD ($)	Jul. 01, 2023 JPY (¥)	Jun. 30, 2023
Subsequent Event [Line Items]
Percentage of vested restricted stock units	20.00%
TPSCo [Member]
Subsequent Event [Line Items]
Annual interest rate				2.00%
Subsequent Event [Member] | TPSCo [Member]
Subsequent Event [Line Items]
Outstanding principal | $		$ 45,000
JPY [Member] | Subsequent Event [Member] | TPSCo [Member]
Subsequent Event [Line Items]
Outstanding principal | ¥			¥ 6.5
2013 Plan [Member] | Time Vested Restricted Stock Units [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non-option equity awards granted	75,800
Vesting percentage	33.00%
Vesting period	3 years
2013 Plan [Member] | Time Vested Restricted Stock Units [Member] | Chairman of Board of Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non-option equity awards granted	8,000
Vesting percentage	33.00%
Compensation cost | $	$ 300,000
2013 Plan [Member] | Time Vested Restricted Stock Units [Member] | New Other Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non-option equity awards granted	3,300
Vesting period	2 years
Compensation cost | $	$ 875,000
2013 Plan [Member] | Performance based RSU's [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non-option equity awards granted	125,100
Vesting percentage	33.00%
Vesting period	3 years
2013 Plan [Member] | Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non-option equity awards granted	7,500
First Anniversary [Member] | 2013 Plan [Member] | Time Vested Restricted Stock Units [Member] | New Other Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vesting percentage	50.00%
Second Anniversary [Member] | 2013 Plan [Member] | Time Vested Restricted Stock Units [Member] | New Other Directors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Vesting percentage	50.00%